Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial assets measured at fair value
	December 31, 2020		December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
	$‘000	$‘000	$‘000	$‘000
Financial assets

Amortized cost
Cash	819	819	685	685
Receivables and other receivable ¹	3,646	3,646	3,224	3,224

Fair value through other comprehensive income
Other financial assets (Level 1)	16	16	334	334

Financial liabilities

Amortized cost
Bank indebtedness	9,636	9,636	14,989	14,989
Accounts payable and accrued liabilities	4,528	4,528	12,709	12,709
Loan payable and current portion of long-term debt	363	363	334	334
Long-term debt	14,917	14,917	13,026	12,020

Financial assets and financial liabilities
	CAD	AR$	Euro
Cash	$13	$641	$3
Other working capital (deficit) items - net	(190)	(2,574)	(340)
Non-current financial assets	-	638	-
Non-current financial liabilities	-	-	(109)

Contractual obligations
As of December 31, 2020	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Bank indebtedness	$9,636	$9,636	-	-	-
Accounts payable and accrued liabilities	4,384	4,384	-	-	-
Accounts payable with related parties	144	144	-	-	-
Loan payable and current portion of long-term debt	363	363	-	-	-
Long-term debt	109	-	109	-	-
Long-term debt with related parties	14,808	-	14,808	-	-
Reclamation and remediation obligations	5,139	-	-	-	5,139
Other long-term payables	57	-	57	-	-
Total	$34,640	$14,527	$14,974	-	$5,139